Revenue (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure Of Revenue [Abstract]
Disclosure of detailed information about revenue
	Year ended
	March 31, 2025	March 31, 2024	March 31, 2023
Rendering of services
Service revenue	33,741,402	32,097,915	29,967,698
Installation service revenue	3,401,063	1,852,511	482,246
	37,142,465	33,950,426	30,449,944
Sale of products	2,743,115	1,683,496	2,953,782
	39,885,580	35,633,922	33,403,726